Business Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2012
Business Segment Reporting [Abstract]
Financial information for each segment

Year ended December 31, 2012	Total	Elimination	BOHR	Shore	Mortgage	Other
Net interest income (expense)	$65,024	$—	$55,228	$11,151	$481	$(1,836)
Provision for loan losses	(14,994)	—	(14,560)	(434)	—	—

Net interest income (expense) after provision for loan losses	50,030	—	40,668	10,717	481	(1,836)
Noninterest income (loss)	7,667	(245)	(11,234)	344	18,403	399
Noninterest expense	81,427	(245)	60,242	8,481	11,709	1,240

Income (loss) before provision for income taxes (benefit)	(23,730)	—	(30,808)	2,580	7,175	(2,677)
Provision for income taxes (benefit)	(2,182)	—	(2,182)	—	—	—

Net income (loss)	(21,548)	—	(28,626)	2,580	7,175	(2,677)
Net income attributable to non-controlling interest	3,543	—	—	—	3,543	—

Net income (loss) attributable to Hampton Roads Bankshares, Inc.	$(25,091)	$—	$(28,626)	$2,580	$3,632	$(2,677)

Total assets at December 31, 2012	$2,054,092	$(325,700)	$1,750,997	$312,764	$93,856	$222,175

Year ended December 31, 2011	Total	Elimination	BOHR	Shore	Mortgage	Other
Net interest income (expense)	$71,467	$—	$64,386	$9,188	$155	$(2,262)
Provision for loan losses	(67,850)	—	(67,240)	(610)	—	—

Net interest income (expense) after provision for loan losses	3,617	—	(2,854)	8,578	155	(2,262)
Noninterest income (loss)	4,210	(250)	(10,344)	2,091	8,369	4,344
Noninterest expense	103,676	(250)	80,658	9,736	8,544	4,988

Income (loss) before provision for income taxes	(95,849)	—	(93,856)	933	(20)	(2,906)
Provision for income taxes	2,153	—	2,106	47	—	—

Net income (loss)	(98,002)	—	(95,962)	886	(20)	(2,906)
Net income attributable to non-controlling interest	612	—	—	—	612	—

Net income (loss) attributable to Hampton Roads Bankshares, Inc.	$(98,614)	$—	$(95,962)	$886	$(632)	$(2,906)

Total assets at December 31, 2011	$2,166,860	$(258,739)	$1,912,912	$277,267	$68,117	$167,303

Year ended December 31, 2010	Total	Elimination	BOHR	Shore	Mortgage	Other
Net interest income (expense)	$75,959	$—	$70,324	$8,456	$351	$(3,172)
Provision for loan losses	(211,800)	—	(208,352)	(3,448)	—	—

Net interest income (expense) after provision for loan losses	(135,841)	—	(138,028)	5,008	351	(3,172)
Noninterest income (loss)	18,638	—	(1,097)	3,238	11,269	5,228
Noninterest expense	95,332	—	73,675	8,464	8,597	4,596

Income (loss) before provision for income taxes (benefit)	(212,535)	—	(212,800)	(218)	3,023	(2,540)
Provision for income taxes (benefit)	(2,179)	—	(2,146)	(33)	—	—

Net income (loss)	(210,356)	—	(210,654)	(185)	3,023	(2,540)
Net income attributable to non-controlling interest	983	—	—	—	983	—

Net income (loss) attributable to Hampton Roads Bankshares, Inc.	(211,339)	—	(210,654)	(185)	2,040	(2,540)
Preferred stock dividend, accretion of discount, and conversion of preferred stock to common stock	(112,114)	—	—	—	—	(112,114)

Net income (loss) available to common shareholders	$(99,225)	$—	$(210,654)	$(185)	$2,040	$109,574

Total assets at December 31, 2010	$2,900,156	$(281,626)	$2,585,880	$330,146	$25,393	$240,363